Description of the Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business and Basis of Presentation

1.    Description of the Business

In these consolidated financial statements and related notes, Wejo Group Limited and its consolidated subsidiaries are referred to collectively as “Wejo” and “the Company” unless the context requires otherwise. Wejo is an emerging leader in the market of supporting an intelligent transport and mobility network (“Smart Mobility”), helping business sectors through the collection, standardization and analysis of connected vehicle data. Connected vehicles contain hundreds of data sensors, emitting information such as location, speed, direction and events such as braking, temperature and weather conditions. This data creates intelligence, that is collected in near real-time, which has, historically, been unavailable from any other source.

Wejo ingests and standardizes this data, mainly in the United States and Europe currently, through its proprietary cloud software and analytics platform Wejo Neural Edge. The Company’s products enable customers such as departments of transportation, retailers, construction firms and research departments to unlock unique insights about journeys, cities, electric vehicle usage, safety and more. Over the next two to three years, the Company expects to expand its platform to ingest data globally, and to expand into additional marketplaces as well as providing business insights to its customers, including: original equipment manufacturer ("OEM") preferred partners, Tier 1s, fleet providers, municipalities, universities and other businesses.

Wejo Group Limited was originally incorporated as an exempted limited company under the laws of Bermuda on May 21, 2021 for purposes of effectuating the transactions (the “Business Combination”) contemplated by that certain Agreement and Plan of Merger (the “Agreement and Plan of Merger”) dated as of May 28, 2021, by and among Virtuoso Acquisition Corp. (“Virtuoso”), Yellowstone Merger Sub, Inc. (the “Merger Sub”), Wejo Bermuda Limited (“Wejo Bermuda”) and Wejo Limited (a private limited liability company incorporated under the laws of England and Wales on December 13, 2013, herein referred to as “Legacy Wejo” or “Accounting Predecessor”). In connection with the Business Combination, the Company’s common stock and warrants were listed on the NASDAQ Stock Market LLC (“NASDAQ”) under the symbols WEJO and WEJOW, respectively.

Going Concern

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

As is common to early-stage companies with limited operating histories, the Company is subject to risks and uncertainties such as its ability to influence the connected vehicle market; invest in technology, resources and new business capabilities; maintain and grow the customer base; secure additional capital to support the investments needed for its anticipated growth; comply with governing laws and regulations; and other risks and uncertainties. To manage these risks and uncertainties while growing as expected, the Company will make significant investments and will therefore need to raise substantial capital during its loss-making period.

The Company has incurred operating losses and negative cash flows from operations since inception and expects to continue to incur negative cash flows from operations for the foreseeable future. As the Company makes investments to increase the markets and customers it serves, the operating losses are expected to increase until the Company reaches the necessary scale to generate net cash proceeds from operations. As of December 31, 2021 and 2020, the Company had an accumulated deficit of $370.0 million and $152.2 million, respectively. The Company has historically relied on private equity and debt to fund operations, and most recently has raised substantial capital in the Business Combination and public listing of the Company on NASDAQ.

The Company expects to continue incurring losses for the foreseeable future and will be required to raise additional capital to fund its operations. As a public company listed on NASDAQ, the Company has multiple options to fund development of the business. Specifically, as of the date of this report, the Company has two additional funding options:

1.	On February 14, 2022, Wejo Group Limited entered into a Committed Equity Facility (“CEF”), which provides the Company with the option, but not the right, to sell up to the lesser of (i) $100.0 million of its common stock, and (ii) the Exchange Cap (as defined in the CFPI Stock Purchase Agreement) over a 36-month period, subject to certain contractual terms and market conditions which is expected to be available in May 2022. See Note 25 for further details around the agreement.
2.	On November 19, 2021, Wejo Group Limited entered into a $75.0 million forward purchase agreement with Apollo (described in Note 3). The Company anticipates receiving proceeds from the Apollo Forward Purchase Agreement within 2 years from that date.

Both funding options (collectively referred to as the “facilities”) are driven by the future stock price of Wejo Group Limited and in the case of the CEF also the future trading volumes of Wejo Group Limited, which may limit the actual level of funds that can be raised.

Given the uncertainty over the amounts and the timing of funds that can be raised from the facilities, the Company may continue to look at further opportunities to raise capital to ensure it has sufficient cash to meet its requirements as they fall due, during the going concern period.

There can be no assurance that the Company will be able to obtain additional financing on terms acceptable to the Company, on a timely basis, or at all. If the Company is unable to secure additional capital through these committed facilities or other, as yet, uncommitted public sources, it may be required to reduce expenses to conserve its cash in amounts sufficient to sustain operations at a reduced level and meet its obligations until additional capital can be raised. The Company has previously reduced headcount and overheads in order to conserve its cash and expects to be able to implement similar actions in future if required.

Before any reductions in expenses and based on the Company’s current level of expenditures after considering the Company’s cash balance of $67.3 million as of December 31, 2021, along with the potential proceeds from the facilities described in Note 3 and Note 25, the Company believes that it has adequate capital to fund operations for the next 12 months. However, while the Company has access to the facilities, the amounts that can be received from them and timing of such receipts is subject to factors that are outside of management’s control; therefore, the Company may need to identify alternative sources of capital and/or reduce expenses.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. There can be no assurance that the Company will achieve or sustain positive cash flows from financing or can reduce sufficiently its expenses. If the Company is unable to maintain adequate liquidity, future operations will need to be scaled back or discontinued. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.The financial statements do not reflect any adjustments relating to the recoverability and reclassification of assets and liabilities that might be necessary from the outcome of this uncertainty.

Restatement of Previously Issued Financial Statements

Valuation Adjustments

Note 2, Restatement corrects errors in the previously issued financial statements and restates Wejo Limited’s (“Legacy Wejo”) audited consolidated financial statements as of and for the year ended December 31, 2020, filed with the SEC in a Registration Statement on Form S-1 on December 17, 2021, and the unaudited condensed consolidated financial statements as of and for the quarter ended September 30, 2021, filed with the SEC on a Quarterly Report on Form 10-Q/A on December 17, 2021. Note 2 also restates the unaudited condensed consolidated financial statements as of and for the three months ended March 31, 2021 and the three and six months ended June 30, 2021, which were included in our initial registration statements on Form S-4 and S-4/A filed in connection with the Company’s initial business combination. The Company refers to all periods described in this paragraph as the “Affected Periods.”

During the review of the final valuation analysis in connection with the settlement of the Convertible Loan Notes (“CLNs”), which took place as part of the preparation of the consolidated financial statements for the year ended December 31, 2021, the Company identified valuation errors in the consolidated financial statements of Legacy Wejo related to the derivative liabilities that were bifurcated from the CLNs during the Affected Periods. These errors were related to the misinterpretation of certain conversion terms of the CLN agreement and using the wrong output from the valuation report, which led to the fair value of derivative liabilities being valued incorrectly. As a consequence, the valuation of Legacy Wejo’s ordinary shares was affected, resulting in a misstatement of the beneficial conversion feature of the CLNs recorded in Additional Paid in Capital (“APIC”), as well as the fair value of Advanced Subscription Agreements. In addition, Accumulated deficit, Accumulated other comprehensive income (loss), Net loss, Loss Per Share, and Foreign currency exchange translation adjustment were impacted as a result of these errors.

Note 2 Restatement discloses the nature of the restatement adjustments and shows the impact of the restatement on the Consolidated Balance Sheets and Consolidated Statements of Operations and Comprehensive Loss as of and for the year ended December 31, 2020. In addition, Note 2 Restatement discloses the restated interim financial information for the relevant unaudited condensed consolidated financial statements of Legacy Wejo as of and for the three months ended March 31, 2021, the three and six months ended June 30, 2021 and the three and nine months ended September 30, 2021.

Expense Allocation Adjustments

The Company is amending Note 1 and Note 2 to its consolidated financial statements to correct a presentation error in the restated unaudited condensed consolidated Statements of Operations and Comprehensive Loss for the three month period ended March 31, 2021 and three- and six- month periods ended June 30, 2021 (collectively, the “Relevant Periods”) of Wejo Limited or “Legacy Wejo” included in Note 2 “Restatement”. As previously disclosed in the Company's Form 10-Q/A filed with the SEC on December 17, 2021, the Company restated its unaudited condensed consolidated financial statements as of and for the three- and nine-month periods ended September 30, 2021 in order to correct an error in the allocation of certain employee, post-retirement and other related expenses such as facilities, information technology and other costs based upon departmental function. The sole purpose of this restatement is to reflect such reallocation in the unaudited condensed consolidated Statements of Operations and Comprehensive Loss for the Relevant Periods included in Note 2 “Restatement”. The Company believes the Expense Allocation Adjustments are not material to the consolidated financial statements. The effect of this presentation error is illustrated in the footnotes to the Relevant Periods in Note 2.